SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General And Administrative Expenses
Consulting fees	$ 144	$ 36	$ 220	$ 84
Professional fees	20	46	33	81
Management fees	135	140	261	256
Investor relations	46	11	62	14
Filing fees	14	12	28	21
Salaries and benefits		93		168
General office expenses	35	21	52	40
Total	$ 394	$ 359	$ 656	$ 664